Amount of Gain or (Loss) Recognized In Income on Derivative (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Currency swaps JPY (¥)	Mar. 31, 2011 Currency option contracts JPY (¥)	Mar. 31, 2010 Currency option contracts JPY (¥)
Derivative [Line Items]
Amount of gain (loss) recognized in income on derivative	$ 2,878	¥ 236,000	¥ (108,000)	¥ 889,000	$ 2,878	¥ 236,000	¥ (112,000)	¥ 565,000	¥ 321,000	¥ 4,000	¥ 3,000